Commitments and Contingencies - Purchase Commitments (Details) item in Thousands, $ in Thousands	3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended			36 Months Ended
	Sep. 30, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Sep. 30, 2023 USD ($) item	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2024 USD ($) item	Sep. 30, 2023 USD ($) item	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2024 item
Commitments and contingencies
Purchase commitments expects to incur in next year	$ 1,100	$ 3,100										$ 1,100			$ 3,100
Cost of revenue	$ 15,660	12,143	$ 12,150	$ 11,388	$ 12,463	$ 13,180	$ 16,341	$ 15,183	$ 15,455	$ 23,851	$ 30,638	41,325	$ 36,001	$ 46,979	48,144	$ 60,159	$ 45,784
Accounts payable					$ (1,271)				$ (5,306)	$ (631)	$ (3,220)	$ 588	$ 948	$ (7,010)	1,189	(5,287)	$ 2,339
Stratec Supply Agreement
Commitments and contingencies
Number of discs shipped | item	58		63									138	184
Purchase commitments expects to incur in next year	$ 600	1,000										$ 600			1,000
Other Commitment	3,700	$ 3,700										3,700			3,700
Cost of revenue	$ 400		$ 500									1,000	$ 1,400		1,600	$ 500
Accounts payable												$ 3,100			$ 2,100
Stratec Supply Agreement | Forecast
Commitments and contingencies
Number of discs purchased | item												515			515	515		515
Number of discs shipped | item												141
Stratec Supply Agreement | Stratec Consumables GmBH (Stratec)
Commitments and contingencies
Number of discs shipped															218	75
Number of discs required to be shipped | item		222													222